Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000007303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	$ 10,000		$ 10,401	$ 10,836	$ 10,692	$ 11,753	$ 12,713	$ 12,578	$ 10,794	$ 11,563	$ 11,833	$ 12,654
C000007302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,423	10,888	10,770	11,869	12,874	12,769	10,990	11,801	12,102	12,969
C000007306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,874	13,415	12,828	17,055	19,885	24,817	20,546	25,152	29,898	33,741
C000007307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,849	13,352	12,734	16,886	19,640	24,455	20,192	24,659	29,235	32,909
C000007311 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,881	12,190	11,474	13,783	15,094	17,183	15,492	17,075	18,349	20,351
C000007310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,909	12,251	11,564	13,921	15,287	17,445	15,773	17,420	18,771	20,866
C000007312 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		11,147	12,800	12,936	16,179	17,134	19,548	19,696	19,281	21,529	24,760
C000007313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		11,124	12,736	12,839	16,023	16,924	19,263	19,355	18,904	21,049	24,156
C000007315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		11,378	13,351	11,969	15,500	15,999	20,024	18,794	20,229	22,526	25,401
C000007314 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		11,409	13,423	12,069	15,665	16,210	20,336	19,134	20,652	23,050	26,050
C000007316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,244	13,461	13,821	19,093	25,176	31,100	21,262	28,887	37,976	42,607
C000007317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,218	13,394	13,717	18,899	24,859	30,635	20,892	28,310	37,129	41,549
C000007319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,706	13,249	11,934	15,538	17,563	20,527	16,845	19,183	20,212	22,896
C000007318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,735	13,318	12,021	15,696	17,781	20,841	17,146	19,578	20,671	23,480
C000007324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,859	13,394	12,659	16,656	18,966	24,052	20,086	23,898	28,564	32,440
C000007325 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,832	13,326	12,565	16,491	18,734	23,700	19,745	23,430	27,934	31,656
C000007327 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,462	13,252	13,379	18,500	25,182	28,676	20,420	24,702	28,270	29,231
C000007326 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,491	13,323	13,488	18,702	25,525	29,127	20,768	25,196	28,906	29,965
C000007329 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Accumulated Value	10,000		10,905	13,812	13,608	19,283	28,131	28,637	20,115	23,014	24,562	27,745
C000007330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Accumulated Value	10,000		10,880	13,745	13,509	19,084	27,784	28,221	19,756	22,572	24,024	27,041
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
MSCI World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div)
Accumulated Value	10,000		10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
C000007311 MFS Total Return Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Total Return Blended Index
Accumulated Value	10,000		10,831	12,370	12,079	14,758	16,932	19,617	16,520	19,439	22,364	25,428
C000007310 MFS Total Return Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Total Return Blended Index
Accumulated Value	10,000		10,831	12,370	12,079	14,758	16,932	19,617	16,520	19,439	22,364	25,428
C000007311 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
C000007310 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Standard And Poor s 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Utilities Index
Accumulated Value	10,000		11,629	13,036	13,572	17,148	17,231	20,275	20,593	19,135	23,618	27,407
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		11,734	13,337	12,235	15,482	15,915	19,919	18,418	20,529	23,478	27,213
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Accumulated Value	10,000		10,733	13,445	12,806	17,348	23,522	26,516	19,431	24,457	29,863	32,448
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	$ 10,000		$ 11,132	$ 13,599	$ 12,334	$ 15,847	$ 21,335	$ 21,939	$ 16,157	$ 19,171	$ 22,077	$ 24,949